Net loss per ordinary share	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Net loss per ordinary share

16. Net loss per ordinary share

The following is a reconciliation of basic net loss per share to diluted net loss per share for the fiscal years ended June 30, 2022, 2021 and 2020.

	Year ended June 30,
	2022	2021	2020
Basic earnings per share	$(0.62)	$(0.49)	$(0.17)
Average shares outstanding - basic	72,861,448	71,484,934	59,079,522
Convertible debt shares	976,048	—	—
Adjusted average shares outstanding - diluted	73,837,496	71,484,934	59,079,522
Diluted earnings per share	$(0.67)	$(0.49)	$(0.17)

For the fiscal year ended June 30, 2022, the diluted net loss per share calculation included the dilutive effect of convertible debt as well as the impact of the $3.9 million fair value gain related to the convertible debt, which further increase net loss used in the diluted loss per share calculation. For the year ended June 30, 2022, the basic and diluted loss per share calculation excluded 4,554,901 shares related to stock options, as the exercise price of these options was greater than their average market value.

For the fiscal years ended June 30, 2021 and 2020, the basic and diluted loss per share excluded 4,265,958 and 3,028,858 shares related to stock options respectively, as the exercise price of these options was greater than their average market value.